9. RECOVERABLE TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	R$ 1,850	R$ 99	[1]
Recoverable taxes, non-current	3,442	6,349	[1]
Recoverable taxes	5,292	6,448
ICMS (VAT) [member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	97	65
Recoverable taxes, non-current	257	277
PIS/PasepTaxes [member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	311	3
Recoverable taxes, non-current	588	1,102
Cofins [member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	1,426	7
Recoverable taxes, non-current	2,594	4,968
Other Tax Recoverable [member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	16	24
Recoverable taxes, non-current	R$ 3	R$ 2

[1]	See note 2.8.